Net fee and commission income (Table)	12 Months Ended
Dec. 31, 2021
Fee and commission income (expense) [abstract]
Total fees in scope of IFRS 15 Revenues from Contracts with Customers
Fee and commission income is disaggregated below by fee types that reflect the nature of the services offered across the Barclays Bank Group and operating segments, in accordance with IFRS 15. The below table includes a total for fees in scope of IFRS 15. Refer to Note 2 for more detailed information about operating segments.

	2021

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	390	2,158	—	2,548
Advisory	968	128	—	1,096
Brokerage and execution	1,082	53	—	1,135
Underwriting and syndication	3,425	—	—	3,425
Other	80	155	21	256
Total revenue from contracts with customers	5,945	2,494	21	8,460
Other non-contract fee income	116	5	—	121
Fee and commission income	6,061	2,499	21	8,581
Fee and commission expense	(781)	(1,207)	(6)	(1,994)
Net fee and commission income	5,280	1,292	15	6,587

	2020

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	357	1,973	—	2,330
Advisory	593	100	—	693
Brokerage and execution	1,116	57	—	1,173
Underwriting and syndication	2,867	—	—	2,867
Other	54	152	29	235
Total revenue from contracts with customers	4,987	2,282	29	7,298
Other non-contract fee income	114	5	—	119
Fee and commission income	5,101	2,287	29	7,417
Fee and commission expense	(768)	(988)	(2)	(1,758)
Net fee and commission income	4,333	1,299	27	5,659

	2019

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	391	2,418	—	2,809
Advisory	821	83	—	904
Brokerage and execution	1,082	49	—	1,131
Underwriting and syndication	2,358	—	—	2,358
Other	90	227	30	347
Total revenue from contracts with customers	4,742	2,777	30	7,549
Other non-contract fee income	110	5	—	115
Fee and commission income	4,852	2,782	30	7,664
Fee and commission expense	(743)	(1,249)	—	(1,992)
Net fee and commission income	4,109	1,533	30	5,672